Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies:

Contingencies

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any material claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities that should be disclosed, or for which a provision should be established in the accompanying unaudited interim consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Commitments

The Company operates certain of its vessels under lease agreements. Time charters typically may provide for charterers’ options to extend the lease terms and termination clauses. The Company’s time charters range from 10 to 60 months and extension periods vary from 11 to 27 months. In addition, the time charters contain termination clauses which protect either the Company or the charterers from material adverse events. Variable lease payments in the Company’s time charters vary based on changes on freight market index. The Company has the option to convert some of these variable lease payments to fixed based on the prevailing Capesize forward freight agreement rates.

The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at June 30, 2020 (these amounts do not include any assumed off-hire):

Twelve month periods ending June 30,	Amount
2021	49,209
2022	43,816
2023	14,279
2024	2,105
Total	109,409

In April 2018, the Company moved into its new office spaces under a five-year lease term, with a Company’s option to extend the lease term for another five-year term. The monthly rent is Euro 13,000 (or $15 based on the Euro/U.S. dollar exchange rate of €1.0000:$1.1198 as of June 30, 2020), which is adjusted annually by one percent for inflation. Under ASC 842, the lease is classified as an operating lease and a lease liability and right-of-use asset based on the present value of future minimum lease payments have been recognized on the balance sheet. The monthly rent expense is recorded in general and administration expenses. The rent expense for the periods ended June 30, 2020 and 2019 was $80 and $88, respectively.

The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2020:

Twelve month periods ending June 30,	Amount
2021	164
2022	180
2023	144
Total	488
Less: imputed interest	107
Present value of lease liabilities	381

Lease liabilities, current	136
Lease liabilities, non-current	245
Present value of lease liabilities	381